Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interests in Joint operations [Line Items]
PP&E	$ 775,686	$ 740,491	$ 686,824
Total Assets	1,040,447	1,200,055	1,016,549
Total Liabilities	(794,650)	(996,764)
Revenue.	$ 492,518	$ 660,838	$ 756,625
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP&E	$ 361,660	$ 382,116	$ 354,361
Other Assets	7,683	5,530	5,079
Total Assets	369,343	387,646	359,440
Total Liabilities	(6,220)	(4,588)	(7,641)
Net Assets/ (Liabilities)	363,123	383,058	351,799
Revenue.	296,932	393,759	464,146
Operating profit (loss)	$ 146,458	$ 242,732	$ 295,556
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	12.50%	12.50%
PP&E	$ 0	$ 13,738	$ 2,493
Other Assets	0	36	0
Total Assets		13,774	2,493
Total Liabilities	0	(319)	(655)
Net Assets/ (Liabilities)		13,455	1,838
Revenue.	3,725	9,742	7,811
Operating profit (loss)	$ 2,424	$ 5,925	$ 5,661
Llanos 86 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 10,216	$ 9,553	$ 5,532
Other Assets	166	164	227
Total Assets	10,382	9,717	5,759
Total Liabilities	0	0
Net Assets/ (Liabilities)	10,382	9,717	5,759
Revenue.	0	0	0
Operating profit (loss)	$ (60)	$ (170)	$ (187)
Llanos 87 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 13,256	$ 15,498	$ 16,621
Other Assets	454	194	650
Total Assets	13,710	15,692	17,271
Total Liabilities	(664)	(390)	(1,211)
Net Assets/ (Liabilities)	13,046	15,302	16,060
Revenue.	2,938	4,661	1,527
Operating profit (loss)	$ (2,833)	$ (88)	$ (17,722)
Llanos 94 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		50.00%	50.00%
PP&E		$ 0	$ 0
Other Assets		0	0
Total Assets		0
Total Liabilities		(469)	(336)
Net Assets/ (Liabilities)		(469)	(336)
Revenue.		0	0
Operating profit (loss)		$ (81)	$ (1,044)
Llanos 104 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 18,055	$ 8,845	$ 5,536
Other Assets	861	145	320
Total Assets	18,916	8,990	5,856
Total Liabilities	(86)	0
Net Assets/ (Liabilities)	18,830	8,990	5,856
Revenue.	0	0	0
Operating profit (loss)	$ (308)	$ (149)	$ (186)
Llanos 123 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 58,606	$ 34,915	$ 16,292
Other Assets	3,519	1,930	1,035
Total Assets	62,125	36,845	17,327
Total Liabilities	(1,236)	(895)	(520)
Net Assets/ (Liabilities)	60,889	35,950	16,807
Revenue.	41,321	31,237	8,648
Operating profit (loss)	$ 3,283	$ 12,303	$ 4,006
Llanos 124 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 0	$ 0
Other Assets	139	0	170
Total Assets	139	0	170
Total Liabilities	(43)	(97)	(166)
Net Assets/ (Liabilities)	96	(97)	4
Revenue.	0	0	0
Operating profit (loss)	$ (61)	$ (62)	$ (7,496)
CPO-5 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	30.00%	30.00%	30.00%
PP&E	$ 124,154	$ 156,932	$ 182,484
Other Assets	166	0	0
Total Assets	124,320	156,932	182,484
Total Liabilities	(2,367)	(1,698)	(1,540)
Net Assets/ (Liabilities)	121,953	155,234	180,944
Revenue.	98,581	122,634	148,594
Operating profit (loss)	$ 17,782	$ 53,560	$ 50,032
CPO-4-1 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 655	$ 303	$ 102
Other Assets	54	56	7
Total Assets	709	359	109
Total Liabilities	0	0
Net Assets/ (Liabilities)	709	359	109
Revenue.	0	0	0
Operating profit (loss)	$ (60)	$ (60)	$ (96)
Mecaya Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 4,109	$ 4,101	$ 3,948
Other Assets	38	41	51
Total Assets	4,147	4,142	3,999
Total Liabilities	0	(9)	(40)
Net Assets/ (Liabilities)	4,147	4,133	3,959
Revenue.	0	0	0
Operating profit (loss)	$ (63)	$ (51)	$ (66)
PUT-8 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 14,072	$ 11,916	$ 9,118
Other Assets	744	809	306
Total Assets	14,816	12,725	9,424
Total Liabilities	(57)	(33)
Net Assets/ (Liabilities)	14,759	12,692	9,424
Revenue.	0	0	0
Operating profit (loss)	$ (6,167)	$ (15)	$ (8)
PUT-9 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 4,286	$ 4,454
Other Assets	104	135	68
Total Assets	104	4,421	4,522
Total Liabilities	0	0
Net Assets/ (Liabilities)	104	4,421	4,522
Revenue.	0	0	0
Operating profit (loss)	$ (4,618)	$ (30)	$ (66)
PUT-36 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 3,113	$ 2,950
Other Assets	47	45	50
Total Assets	47	3,158	3,000
Total Liabilities	0	0
Net Assets/ (Liabilities)	47	3,158	3,000
Revenue.	0	0	0
Operating profit (loss)	$ (3,044)	$ (51)	$ (2)
Tacacho Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 0	$ 0
Other Assets	89	83	103
Total Assets	89	83	103
Total Liabilities	0	0
Net Assets/ (Liabilities)	89	83	103
Revenue.	0	0	0
Operating profit (loss)	$ (63)	$ (58)	$ (8)
Terecay Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 0	$ 0
Other Assets	21	25	36
Total Assets	21	25	36
Total Liabilities	0	0
Net Assets/ (Liabilities)	21	25	36
Revenue.	0	0	0
Operating profit (loss)	$ (63)	$ (57)	$ (8)
Espejo Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 12,403	$ 10,072
Other Assets	0	356	213
Total Assets		12,759	10,285
Total Liabilities	0	(758)	(467)
Net Assets/ (Liabilities)		12,001	9,818
Revenue.	3,103	1,187	1,450
Operating profit (loss)	$ (12,322)	$ (26)	$ (1,897)
Perico Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP&E	$ 0	$ 29,228	$ 22,231
Other Assets	0	0	0
Total Assets		29,228	22,231
Total Liabilities	0	(1,455)	(889)
Net Assets/ (Liabilities)		27,773	21,342
Revenue.	15,360	29,380	17,647
Operating profit (loss)	$ (16,064)	$ 6,699	$ 258
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP&E	$ 0	$ 4,812	$ 5,233
Other Assets	0	1,144	17,546
Total Assets		5,956	22,779
Total Liabilities	0	(13,044)	(12,788)
Net Assets/ (Liabilities)		(7,088)	9,991
Revenue.	6,435	2,934	14,019
Operating profit (loss)	$ 1,203	$ (4,044)	$ 4,955
POT-T 785 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			70.00%
PP&E			$ 160
Other Assets			0
Total Assets			160
Net Assets/ (Liabilities)			160
Revenue.			0
Operating profit (loss)			$ 0
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			50.00%
PP&E			$ 0
Other Assets			0
Total Liabilities			(1,336)
Net Assets/ (Liabilities)			(1,336)
Revenue.			0
Operating profit (loss)			$ (178)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			50.00%
PP&E			$ 0
Other Assets			0
Total Liabilities			(5,438)
Net Assets/ (Liabilities)			(5,438)
Revenue.			0
Operating profit (loss)			$ (5,113)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			60.00%
PP&E			$ 0
Other Assets			0
Total Liabilities			(1,018)
Net Assets/ (Liabilities)			(1,018)
Revenue.			0
Operating profit (loss)			$ (1,000)
Los Parlamentos Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		50.00%	50.00%
PP&E		$ 0	$ 0
Other Assets		0	0
Total Assets		0
Total Liabilities		(76)
Net Assets/ (Liabilities)		(76)
Revenue.		0	0
Operating profit (loss)		$ (41)	$ (7,086)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		18.00%	18.00%
PP&E		$ 0	$ 0
Other Assets		0	2
Total Assets		0	2
Total Liabilities		0	(60)
Net Assets/ (Liabilities)		0	(58)
Revenue.		0	0
Operating profit (loss)		$ (38)	$ (51)
Puesto Silva Oeste [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	95.00%
PP&E	$ 2,996
Other Assets	0
Total Assets	2,996
Total Liabilities	(94)
Net Assets/ (Liabilities)	2,902
Revenue.	138
Operating profit (loss)	$ 20